Segment reporting	12 Months Ended
Dec. 31, 2011
Segment reporting

24. Segment reporting

The Company operates principally as a dialysis and related lab services business but also operates other ancillary services and strategic initiatives. These ancillary services and strategic initiatives consist primarily of pharmacy services, infusion therapy services, disease management services, vascular access services, ESRD clinical research programs, physician services and the Company’s international dialysis operations. For internal management reporting the dialysis and related lab services business and each of the ancillary services and strategic initiatives have been defined as separate operating segments by management since separate financial information is regularly produced and reviewed by the Company’s chief operating decision maker in making decisions about allocating resources and assessing financial results. The Company’s chief operating decision maker is its Chief Executive Officer. The U.S. dialysis and related lab services business qualifies as a separately reportable segment and all of the other ancillary services and strategic initiatives operating segments have been combined and disclosed in the other segments category.

The Company’s operating segment financial information is prepared on an internal management reporting basis that the Chief Executive Officer uses to allocate resources and analyze the performance of the operating segments. For internal management reporting, segment operations include direct segment operating expenses with the exception of stock-based compensation expense and equity investment income. In addition, beginning in 2011, the ancillary services and strategic initiatives segment operations also include an allocation of corporate general and administrative expenses.

The following is a summary of segment revenues, segment operating margin (loss), and a reconciliation of segment operating margin to consolidated income before income taxes:

	Year ended December 31,
	2011	2010	2009
Segment revenues:
Dialysis and related lab services (1)
Patient service operating revenues:
External sources	$6,462,810	$6,043,543	$5,757,946
Intersegment revenues	11,141	9,300	16,782

Total dialysis and related lab services operating revenues	6,473,951	6,052,843	5,774,728
Less: Provision for uncollectible accounts related to patient service revenues	(190,234)	(166,301)	(156,395)

Net dialysis and related lab services patient service operating revenues	6,283,717	5,886,542	5,618,333
Other revenues (1)	11,019	10,709	8,849

Total net dialysis and related lab services operating revenues	6,294,736	5,897,251	5,627,182

Other – Ancillary services and strategic initiatives
Net patient service operating revenues	7,580	5,722	5,798
U.S. external sources(2)	500,805	378,076	328,055
Intersegment revenues	5,796	—	—

Total ancillary services and strategic initiatives operating revenues	514,181	383,798	333,853

Total net segment operating revenues	6,808,917	6,281,049	5,961,035
Elimination of intersegment revenues	(16,937)	(9,300)	(16,782)

Consolidated net operating revenues	$6,791,980	$6,271,749	$5,944,253

Consolidated operating revenues before provision for uncollectible accounts	$6,982,214	$6,438,050	$6,100,648

Segment operating margin (loss):(3)
Dialysis and related lab services	$1,224,672	$1,038,698	$993,834
Other—Ancillary services and strategic initiatives	(53,948)	(5,586)	(12,226)

Total segment margin	1,170,724	1,033,112	981,608
Reconciliation of segment operating margin to consolidated income before income taxes:
Stock-based compensation	(48,718)	(45,551)	(44,422)
Equity investment income	8,776	8,999	2,442

Consolidated operating income	1,130,782	996,560	939,628
Debt expense	(241,090)	(181,607)	(185,755)
Debt refinancing and redemption charges	—	(74,382)	—
Other income	2,982	3,419	3,706

Consolidated income from continuing operations before income taxes	$892,674	$743,990	$757,579

(1)	Includes management fees for providing management and administrative services to dialysis centers in which the Company either owns a minority equity investment or are wholly-owned by third parties.
(2)

Revenues from external sources in 2010 and 2009 that were previously eliminated within the ancillary services and strategic initiatives segment have now been reported as a component of revenue from external sources to conform to current year presentations.

(3)	Certain costs previously reported in the Ancillary Services and Strategic Initiatives have been reclassified to the dialysis and related lab services to conform to the current year presentation.

Depreciation and amortization expense for the dialysis and related lab services for 2011, 2010 and 2009 were $259,685, $227,029 and $221,317, respectively, and were $6,943, $6,701 and $7,079, respectively, for the ancillary services and strategic initiatives.

Summary of assets by segment is as follows:

	December 31,
	2011	2010
Segment assets
Dialysis and related lab services	$8,588,671	$7,862,882
Other—Ancillary services and strategic initiatives	276,176	225,624
Equity investments	27,325	25,918

Consolidated assets	$8,892,172	$8,114,424

In 2011 and 2010, the total amount of expenditures for property and equipment for the dialysis and related lab services were $425,228 and $271,559, respectively, and were $10,692 and $7,226, respectively, for the ancillary services and strategic initiatives.